GOODWILL AND INTANGIBLE ASSETS	3 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

9.	GOODWILL AND INTANGIBLE ASSETS

Goodwill represents the future economic benefit arising from other assets acquired that could not be individually identified and separately recognized. The goodwill arising from the Company’s acquisitions is attributable to the value of the potential expanded market opportunity with new customers. At March 31, 2022 and December 31, 2021, the carrying amount of the Company’s goodwill was $22,376,025.

The following table sets forth the components of the Company’s intangible assets at March 31, 2022 and December 31, 2021:

	Current Year Period					Prior Year End
	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Book Value
Intangible assets subject to amortization:
Customer relationships	10.00	1,526,282	(877,612)	–	648,670	1,600,286	(876,457)	(37,002)	686,827
Mobile software applications	2.00	–	–	–	–	282,500	(282,500)	–	–
NetSpective webfiltering software	2.00	–	–	–	–	1,134,435	(1,134,435)	–	–
Noncompete agreements	1.50	–	–	–	–	846,638	(846,638)	–	–
Subtotal	–	1,526,282	(877,612)	–	648,670	3,863,859	(3,140,030)	(37,002)	686,827
Intangible assets not subject to amortization:
Trade names	–	4,386,247	–	–	4,386,247	4,455,595	–	(69,348)	4,386,247
Total intangible assets	–	5,912,529	(877,612)	–	5,034,917	8,319,454	(3,140,030)	(106,350)	5,073,074

For the three months ended March 31, 2022 and 2021, the Company recorded amortization expense of $38,157 and $96,728, respectively.

The following table provides information regarding estimated remaining amortization expense for intangible assets subject to amortization for each of the following years ending December 31:

Remainder of 2022	$114,471
2023	152,628
2024	152,628
2025	152,628
2026	76,314
Total remaining intangible assets subject to amortization	$648,670